UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2008

Item 1:               Report to Shareholders.

2008

LORD ABBETT ANNUAL REPORT

Lord Abbett

Developing Local Markets Fund

Global Allocation Fund*

For the fiscal year ended December 31, 2008

* Formerly known as Global Equity Fund

Lord Abbett Developing Local Markets Fund and
Lord Abbett Global Allocation Fund

Annual Report

For the fiscal year ended December 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Developing Local Markets Fund and Lord Abbett Global Allocation Fund (formerly the Lord Abbett Global Equity Fund) for the year ended December 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended December 31, 2008?

A: The crisis that began more than a year ago in the subprime mortgage market accelerated in the last four months of the fiscal year, during which the equity markets as measured by the S&P 500® Index1 reached a new low point for the 2008 calendar year on November 20, 2008. The closing months of the fiscal year were marked by the most extreme volatility in the equities markets since the 1930s. For example, the S&P 500 Index finished the calendar year with a loss of 37.00%. On December 1, 2008, the National Bureau of Economic Research stated that the U.S. economy technically had been in a recession since December 2007.

In international markets, the MSCI EAFE® Index2 with Gross Dividends began 2008 at 6,402.91 but had declined by 43.06% to 3,645.94 by the end of 2008. The MSCI World® Ex-U.S. Index3 with Gross Dividends fell 43.23%, a sharper drop than the U.S. equity markets, as measured by the

S&P 500 Index, which declined 37.00%. As for sector performance, every sector of the MSCI EAFE Index finished the year ended December 31, 2008, in negative territory. Among the biggest laggards were the financials, consumer discretionary, and materials sectors.

Policymakers responded aggressively to the economic and financial crisis with global coordinated rate cuts, capital infusions into banks, development of the Troubled Asset Relief Program (TARP), and the establishment of the Commercial Paper Funding Facility, among a number of emergency programs. During the third quarter, the Federal Reserve Board (the Fed) initiated a program to purchase agency debt and mortgage-backed securities to assist the residential housing sector.

In the currency markets, the U.S. dollar gained against foreign currencies in 2008, as measured by the Fed's Trade-Weighted U.S. Dollar Index.4 The dollar rebounded late in the year from lows reached in March and April 2008. The rebound came largely as a result of a strong performance versus currencies represented by the Americas and Europe sub-indexes of the Fed's Trade-Weighted U.S. Dollar Index.

Lord Abbett Developing Local Markets Fund

Q: How did the Developing Local Markets Fund perform during the fiscal year ended December 31, 2008?

A: The Fund returned -11.90%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the JPMorgan Emerging Local Markets Index Plus (ELMI+),5 which returned -3.84% over the same period.

Q: What were the most significant factors affecting performance?

A: Detracting from performance relative to the Fund's benchmark in the first half of the year were underweights in currencies of eastern and central European countries (Hungary, Slovakia, Czech Republic) that are European Union members, whose currencies are closely linked to the euro, which appreciated versus the U.S. dollar. Also detracting from performance was an overweight in the currencies of India and the Philippines, which are net importers of commodities such as oil.

Contributing to performance relative to its benchmark in the first half of the year was the portfolio's overweight position in the currencies of Russia and Brazil, which are commodity-exporting countries that also raised interest rates. Also contributing to performance relative to the benchmark was the portfolio's underweight position in the currencies of Chile and Peru. The portfolio's underweight of the South African rand helped performance, as the rand declined amid political turmoil in the country.

In the second half of the year, performance was negatively affected by an overweight in asset-backed securities and commercial mortgage-backed securities. Also detracting from performance were overweights in the Russian ruble and the Brazilian real.

Contributing to performance in the second half of the year was an underweight in the currency of Hungary. This currency declined due to slowing economic growth in Western Europe.

Lord Abbett Global Allocation Fund (formerly the Lord Abbett Global Equity Fund)

Prior to July 1, 2008, the Lord Abbett Global Allocation Fund was known as the Lord Abbett Global Equity Fund. For more information, please see the Global Allocation Fund's prospectus.

Q: How did the Global Allocation Fund perform during the period ended December 31, 2008?

A: The Global Allocation Fund is a fund of funds that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 75% to equity underlying funds; 25% to fixed-income funds; as well as 100% maximum to international funds. As of December 31, 2008, the Fund allocated its assets among the following underlying funds: Lord Abbett International Dividend Income Fund (approximately 29.8%); Lord Abbett High Yield Fund (approximately 14.8%); Lord Abbett Developing Local Markets Fund (approximately 9.9%); Lord Abbett International Opportunities Fund (approximately 9.7%); Lord Abbett Affiliated Fund (approximately 7.8%); Lord Abbett All Value Fund (approximately 7.7%); Lord Abbett Growth Opportunities Fund (approximately 7.6%); Lord Abbett Large Cap Core Fund (approximately 7.6%); and Lord Abbett International Core Equity Fund (approximately 5.1%). As a result, the Global Allocation Fund's performance is directly related to the performance of its underlying funds.

The Global Allocation Fund returned -37.33% for the year, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI World Index6 with Gross Dividends, which returned -40.33% over the same period.

Q: What were the most significant factors affecting performance?

A: Although the Fund outperformed its benchmark, the Lord Abbett mutual funds among which the Global Allocation Fund allocates assets reported negative performance for the one-year period, largely reflecting the challenging economic and market conditions discussed on page 1.

The largest detractor from performance, taking portfolio weighting into account (14.8%), was the High Yield Fund, which normally invests in high-yield debt securities. Although the High Yield Fund outperformed its benchmark (the Merrill Lynch High Yield Master II

Constrained Index7), among the holdings taking away from performance were printing and publishing holding Idearc Inc., a publisher of directories; media/broadcast holding Univision Communications Inc., a Spanish-language media company; and gaming holding Station Casinos, an operator of hotel casinos in the Las Vegas area.

Also detracting from the Fund's performance was the International Opportunities Fund (9.7% of the portfolio), which invests primarily in stocks of companies principally based outside the United States. The International Opportunities Fund was negatively affected by its positions in the financials, energy, and consumer discretionary sectors. Among individual holdings that detracted from performance were consumer discretionary holding REXCAPITAL Financial Holdings Ltd. (the Fund's number-one detractor), a provider of lottery services in China; materials holding Lee & Man Paper Manufacturing Ltd., a Hong Kong-based investment holding company focused on the manufacturing and sales of paper and pulp; and financials holding Nippon Commercial Investment Corp., a Japanese real estate investment trust (REIT).

Each Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit us at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individual residents in the country of the company, but does not include tax credits.

3  The MSCI World® Ex-U.S. Index with Gross Dividends is an unmanaged index that reflects the stock markets of the developed world less the United States. The designation of a country as developed arises primarily as a measurement of GDP per capita. There are 23 countries within this index. The index approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individual residents in the country of the company, but does not include tax credits. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

4  The Trade-Weighted U.S. Dollar Index, also known as the broad index, is a measure of the value of the U.S. Dollar Index in that its numerical value is determined as a weighted average of the price of various currencies relative to the dollar, however, it differs in which currencies are used and how their relative values are weighted.

5  The JPMorgan Emerging Local Markets Index Plus tracks total returns for local-denominated money-market instruments.

6  The MSCI World Index with Gross Dividends is an unmanaged capitalization index representing the industry composition and a sampling of small, medium and large capitalization companies from global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East. The MSCI World Index with Gross Dividends assumes reinvestment of all dividends and distributions.

7  The Merrill Lynch High Yield Master II Constrained Index tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, including 144A issues. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Bonds must be rated below investment-grade based on a composite of Moody's and Standard & Poor's. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' prospectuses.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of the Funds' management and the portfolio holdings described in this report are as of December 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' prospectuses.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Developing Local Markets Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan Emerging Local Markets Index Plus, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A3	-16.14%	-0.49%	1.54%	—
Class B4	-15.78%	-0.33%	1.53%	—
Class C5	-12.50%	-0.18%	1.42%	—
Class F6	-11.76%	—	—	-6.92%
Class I7	-11.47%	—	—	0.36%
Class P8	-11.91%	0.30%	—	2.36%
Class R2[9]	-11.63%	—	—	-6.89%
Class R3[10]	-11.76%	—	—	-6.97%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

3  Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations and performance for the class began on October 19, 2004. Performance is at net asset value.

8  Class P shares commenced operations and performance for the class began on March 4, 1999. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

Global Allocation Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International (MSCI) World Index with Gross Dividends and the MSCI World Index with Net Dividends, assuming reinvestment of all dividends and distributions. With Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI World Index. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A3	-40.92%	-1.11%	-0.98%	—
Class B4	-40.15%	-0.75%	-0.92%	—
Class C5	-37.73%	-0.57%	-1.05%	—
Class F6	-37.09%	—	—	-31.74%
Class I7	-37.10%	—	—	0.33%
Class R2[8]	—	—	—	-29.39	%*
Class R3[9]	—	—	—	-29.44	%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indexes is not necessarily representative of the Fund's performance.

3  Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations and performance for the class began on October 19, 2004. Performance is at net asset value.

8  Class R2 shares commenced operations on June 23, 2008 and performance for the class began on June 30, 2008. Performance is at net asset value.

9  Class R3 shares commenced operations on June 23, 2008 and performance for the class began on June 30, 2008. Performance is at net asset value.

*  Because Class R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/08 – 12/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Developing Local Markets Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/08	12/31/08	7/1/08 – 12/31/08
Class A
Actual	$1,000.00	$819.20	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.02	$6.19
Class B
Actual	$1,000.00	$816.30	$8.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.74	$9.53
Class C
Actual	$1,000.00	$816.30	$8.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.74	$9.53
Class F
Actual	$1,000.00	$820.20	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.93
Class I
Actual	$1,000.00	$820.60	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.47
Class P
Actual	$1,000.00	$819.40	$5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.44
Class R2
Actual	$1,000.00	$822.60	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.41
Class R3
Actual	$1,000.00	$821.10	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.29

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.88% for Classes B and C, 0.97% for Class F, 0.88% for Class I, 1.27% for Class P, 0.67% for Class R2 and 1.24% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2008

Sector*	%**
Agency	0.21%
Asset Backed	24.60%
Banking	6.10%
Basic Industry	0.02%
Capital Goods	0.62%
Consumer Non-Cyclical	0.57%
Energy	0.88%
Finance & Investment	4.38%
Foreign Sovereign	0.72%
Sector*	%**
Government Guaranteed	5.48%
Media	0.47%
Mortgage Backed	47.78%
Service Non-Cyclical	0.22%
Sovereign	0.56%
Technology & Electronics	0.37%
Telecommunications	1.62%
Short-Term Investments	5.40%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/08	12/31/08	7/1/08 – 12/31/08
Class A
Actual	$1,000.00	$706.30	$1.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.37	$1.78
Class B
Actual	$1,000.00	$703.70	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.08
Class C
Actual	$1,000.00	$704.20	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.08
Class F
Actual	$1,000.00	$707.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.14	$0.00
Class I
Actual	$1,000.00	$707.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.14	$0.00
Class R2
Actual	$1,000.00	$706.10	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.85
Class R3
Actual	$1,000.00	$705.60	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.34

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.00% for Classes F and I, 0.56% for Class R2 and 0.46% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2008

Portfolio Allocation	%*
Equity	74.91%
Fixed Income	24.58%
Short-Term Investment	0.51%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 24.02%
Automobile 14.78%
BMW Vehicle Owner Trust 2006-A A3	5.13%	9/27/2010	0.24	$268	$267,214
Capital Auto Receivables Asset Trust 2006-1 A4	5.04%	5/17/2010	0.20	738	733,324
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	0.17	395	395,065
Capital One Prime Auto Receivables Trust 2006-2 A3	4.98%	9/15/2010	0.16	445	443,403
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/17/2012	0.73	1,625	1,605,636
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	0.38	955	946,408
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	0.73	562	553,645
Chase Manhattan Auto Owner Trust 2005-B A4	4.88%	6/15/2012	0.45	814	810,735
Chase Manhattan Auto Owner Trust 2006-B A3	5.13%	5/15/2011	0.28	1,106	1,101,568
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	0.27	636	630,138
Daimler Chrysler Auto Trust 2006-A A3	5.00%	5/8/2010	0.13	398	397,013
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	0.23	635	630,474
Ford Credit Auto Owner Trust 2005-C A4	4.36%	6/15/2010	0.30	281	277,533
Ford Credit Auto Owner Trust 2006-B A3	5.26%	10/15/2010	0.33	476	471,811
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1.17	1,375	1,320,159
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	0.77	422	420,380
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	0.40	511	508,340
Harley-Davidson Motorcycle Trust 2007-1 A2	5.29%	1/18/2011	0.02	125	125,086
Nissan Auto Receivables Owner Trust 2006-B A3	5.16%	2/15/2010	0.09	214	213,574
USAA Auto Owner Trust 2005-2 A4	4.17%	2/15/2011	0.45	507	498,510

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
Automobile (continued)
USAA Auto Owner Trust 2006-1 A3	5.01%		9/15/2010	0.14	$143	$142,775
USAA Auto Owner Trust 2006-2 A3	5.32%		9/15/2010	0.09	45	45,308
USAA Auto Owner Trust 2006-3 A3	5.36%		2/15/2011	0.27	121	120,607
USAA Auto Owner Trust 2006-4 A3	5.01%		6/15/2011	0.43	1,389	1,379,901
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	0.65	1,000	988,385
World Omni Auto Receivables Trust 2005-A A4	3.82%		11/14/2011	0.54	1,293	1,273,030
World Omni Auto Receivables Trust 2005-B A4	0.528	%#	9/20/2012	0.57	904	875,510
World Omni Auto Receivables Trust 2006-A A3	5.01%		10/15/2010	0.08	240	240,327
World Omni Auto Receivables Trust 2006-B A3	5.15%		11/15/2010	0.23	613	611,683
World Omni Auto Receivables Trust 2007-A A3	5.23%		2/15/2011	0.27	683	680,826
Total						18,708,368
Credit Cards 9.12%
BA Credit Card Trust 2006-A9	1.205	%#	2/15/2013	-0.06	675	613,145
BA Credit Card Trust 2006-A10	1.175	%#	2/15/2012	0.01	775	745,585
BA Credit Card Trust 2007-A7	1.195	%#	8/15/2012	-0.02	750	695,819
Capital One Multi-Asset Execution Trust 2005-A3	4.05%		3/15/2013	1.28	1,100	1,062,219
Chase Issuance Trust 2005-A3 A	1.215	%#	10/17/2011	0.02	600	596,407
Chase Issuance Trust 2005-A5	1.215	%#	2/15/2012	0.02	1,060	1,036,581
Chase Issuance Trust 2007-A14	1.445	%#	9/15/2011	0.01	1,565	1,511,662
Chase Issuance Trust 2008-A7	1.845	%#	11/15/2011	0.01	400	383,115
Citibank Credit Card Issuance Trust 2002-A8	2.066	%#	11/7/2011	-0.02	1,250	1,196,238
Citibank Credit Card Issuance Trust 2004-A3	3.611	%#	7/25/2011	0.05	620	603,363
Citibank Credit Card Issuance Trust 2007-A2	2.163	%#	5/21/2012	0.08	834	773,412
Citibank Credit Card Issuance Trust 2008-A3	1.764	%#	5/18/2011	0.04	550	541,968
Discover Card Master Trust I 2006-2 A1	1.195	%#	1/17/2012	0.02	900	872,724
MBNA Credit Card Master Note Trust 2004-A10 A	1.275	%#	3/15/2012	0.01	950	910,554
Total						11,542,792

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
Home Equity 0.12%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	0.94	$169	$153,100
Total Asset-Backed Securities (cost $31,096,276)					30,404,260
CORPORATE BONDS 6.92%
Building Materials 0.15%
CRH America, Inc.	5.625%	9/30/2011	2.32	250	195,210
Electronics 0.39%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	3.18	540	487,530
Food: Wholesale 0.59%
Corn Products International, Inc.	8.45%	8/15/2009	0.57	65	65,053
General Mills, Inc.	6.00%	2/15/2012	2.76	650	674,765
Total					739,818
Gas Distribution 0.90%
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	2.51	600	589,314
KeySpan Gas East Corp.	7.875%	2/1/2010	0.99	300	308,577
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2.28	250	245,493
Total					1,143,384
Health Services 0.22%
WellPoint, Inc.	5.00%	1/15/2011	1.83	300	283,677
Investments & Miscellaneous Financial Services 2.01%
Bank of America NA	1.70%	12/23/2010	1.92	2,000	2,006,896
Fiserv, Inc.	6.125%	11/20/2012	3.34	300	282,097
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	2.45	320	250,188
Total					2,539,181
Machinery 0.48%
Steelcase, Inc. Class A	6.50%	8/15/2011	2.27	650	612,479
Media: Broadcast 0.49%
Cox Communications, Inc.	7.75%	11/1/2010	1.64	625	613,701
Steel Producers/Products 0.02%
Allegheny Technologies, Inc.	8.375%	12/15/2011	2.59	25	26,626

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)		Value
Telecommunications: Integrated/Services 1.67%
AT&T, Inc.	5.30%	11/15/2010	1.75		$700	$711,847
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	3.35		700	684,516
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	2.06		500	470,238
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	3.99		325	248,062
Total						2,114,663
Total Corporate Bonds (cost $9,216,930)						8,756,269
FOREIGN BONDS(b) 1.22%
Hungary 0.64%
Hungary Government Bond	9.50%	2/12/2009	0.09	HUF	155,000	809,722
Mexico 0.58%
Mexican Bonos	8.50%	6/23/2011	2.23	MXN	9,900	730,892
Total Foreign Bonds (cost $1,742,108)						1,540,614
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.73%
Federal National Mortgage Assoc.	2.875%	12/11/2013	4.59		$2,000	2,050,900
Federal Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	6.18		100	103,750
Republic of Panama (Panama)(a)	7.25%	3/15/2015	4.84		30	30,750
Total Governments Sponsored Enterprises Bonds (cost $2,195,952)						2,185,400
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.69%
Federal Home Loan Mortgage Corp.	3.50%	5/1/2010	0.78		203	202,213
Federal Home Loan Mortgage Corp.	3.50%	9/1/2010	0.88		608	602,976
Federal Home Loan Mortgage Corp.	4.00%	7/1/2010	0.79		292	291,763
Federal Home Loan Mortgage Corp.	4.00%	5/1/2011	1.79		132	131,797
Federal Home Loan Mortgage Corp.(c)	5.72%#	11/1/2037	2.98		855	874,412
Federal Home Loan Mortgage Corp.	7.00%	2/1/2032	2.63		51	54,051
Federal National Mortgage Assoc.	3.50%	10/1/2010	0.87		110	109,510
Federal National Mortgage Assoc.	4.00%	8/1/2010	0.80		202	201,572
Federal National Mortgage Assoc.	4.00%	10/1/2010	0.86		149	149,187
Federal National Mortgage Assoc.	4.00%	11/1/2010	0.86		372	372,033
Federal National Mortgage Assoc.	4.00%	1/1/2011	0.90		363	362,596
Federal National Mortgage Assoc.	4.00%	6/1/2011	1.86		1,325	1,322,136
Federal National Mortgage Assoc.	5.218%#	8/1/2038	3.25		1,473	1,497,356

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.499%#	4/1/2036	1.61	$230	$234,350
Federal National Mortgage Assoc.	5.521%#	4/1/2036	1.75	119	121,516
Federal National Mortgage Assoc.	5.654%#	8/1/2036	2.33	445	453,386
Federal National Mortgage Assoc.	5.915%#	5/1/2036	2.38	216	220,131
Total Government Sponsored Enterprises Pass-Throughs (cost $7,155,486)					7,200,985
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 58.05%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1.23	1,416	1,353,149
Banc of America Commercial Mortgage, Inc. 2004-2 A2	3.52%	11/10/2038	0.17	548	546,000
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	0.60	370	361,814
Banc of America Commercial Mortgage, Inc. 2005-1 A3	4.877%	11/10/2042	0.95	105	98,584
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	1.21	1,887	1,734,190
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	0.99	1,272	1,234,026
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	1.23	974	935,876
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	1.05	509	497,594
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1.51	299	282,529
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	0.94	409	404,871
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	1.65	556	522,829
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR4 A1	4.361%	6/11/2041	0.38	1,100	1,084,123
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A2	4.133%	11/11/2041	0.56	1,656	1,625,081
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	0.00	283	282,208
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1.64	1,405	1,267,396
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	2.31	124	105,956

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	0.65	$305	$298,072
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	0.80	487	474,258
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	0.74	599	586,956
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1.43	420	383,327
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	1.37	685	652,459
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	1.17	1,064	1,023,923
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A2	5.426%	9/11/2041	2.27	730	609,688
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	1.74	196	182,974
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%	4/12/2038	1.05	539	519,691
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A1	5.145%	1/12/2045	1.89	196	180,565
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	2.16	1,226	1,124,156
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	0.69	324	316,119
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1.01	1,240	1,156,339
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	3.50	920	720,803
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	0.54	510	501,284
Credit Suisse Mortgage Capital Certificates 2006-C3 A1	4.991%	6/15/2038	1.22	96	91,972
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	0.55	256	251,397
CS First Boston Mortgage Securities Corp. 2004-C2 A1	3.819%	5/15/2036	1.95	724	668,773
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.75	2,280	2,216,290
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	0.97	500	467,311

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2005-C2 A2	4.577%	4/15/2037	1.17	$1,122	$1,050,188
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	0.71	675	660,921
CW Capital Cobalt Ltd. 2007-C2 A1	5.064%	9/15/2011	1.78	927	859,244
GE Capital Commercial Mortgage Corp. 2003-C1 A2	4.093%	1/10/2038	0.80	196	191,149
GE Capital Commercial Mortgage Corp. 2004-C1 A2	3.915%	11/10/2038	1.57	12	11,247
GE Capital Commercial Mortgage Corp. 2004-C2 A2	4.119%	3/10/2040	0.89	400	387,044
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.43	600	590,610
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.90	1,750	1,640,227
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	1.06	545	528,862
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1.78	992	909,124
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	2.44	484	445,718
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	1.02	385	371,599
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A1	4.975%	11/10/2045	1.00	338	325,325
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	1.59	1,900	1,673,868
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	0.75	1,075	1,017,799
Greenwich Capital Commercial Funding Corp. 2007-GG11 A1	5.358%	12/10/2049	2.57	1,104	989,743
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1.51	1,883	1,774,420
GS Mortgage Securities Corp. II 2004-C1 A1	3.659%	10/10/2028	0.00	122	121,950
GS Mortgage Securities Corp. II 2004-GG2 A2	4.293%	8/10/2038	0.18	80	79,584
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	1.12	1,950	1,801,945
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	0.90	1,257	1,218,811

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	1.71	$200	$175,351
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	2.03	823	767,762
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A1	4.278%	5/15/2041	0.16	145	144,217
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	0.37	397	390,895
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A2	4.223%	1/15/2042	0.89	809	782,606
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.92	1,979	1,842,369
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	1.59	570	515,448
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A1	4.116%	3/15/2046	0.16	181	180,192
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	1.22	1,000	918,260
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	1.38	395	360,079
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.27	698	691,084
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%	12/12/2044	1.50	870	775,749
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 ASB	5.49%	4/15/2043	3.42	990	781,708
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	1.77	960	894,892

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	1.50	$774	$733,260
LB-UBS Commercial Mortgage Trust 2002-C2 A2	4.904%	6/15/2026	0.13	152	151,533
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%	9/15/2027	0.86	258	250,411
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	0.82	285	277,662
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.10	183	181,816
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.50	2,000	1,962,726
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	0.72	915	889,872
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	1.10	858	795,247
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	1.56	210	190,061
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%	3/15/2032	0.99	519	501,497
LB-UBS Commercial Mortgage Trust 2006-C7 A1	5.279%	11/15/2038	1.51	207	195,631
LB-UBS Commercial Mortgage Trust 2007-C1 A1	5.391%	2/15/2040	1.43	146	138,135
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	1.39	675	616,333
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	0.59	568	558,793
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	2.96	70	57,972
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	0.26	18	17,732
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	1.01	1,076	1,040,642
Merrill Lynch Mortgage Trust 2006-C1 A2	5.612%#	5/12/2039	1.94	1,380	1,191,757
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1.81	1,605	1,395,038
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A1	5.549%	6/12/2050	1.60	1,274	1,201,398

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	0.83	$2,077	$2,005,447
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1.27	593	564,106
Morgan Stanley Capital I 2004-HQ6 A1	4.646%	8/13/2042	0.91	152	147,539
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	0.86	600	574,433
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	1.38	1,025	935,088
Morgan Stanley Capital I 2006-IQ12 A1	5.257%	12/15/2043	1.55	143	135,341
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1.53	116	110,344
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	1.99	1,000	923,236
Wachovia Bank Commercial Mortgage Trust 2003-C3 A1	4.037%	2/15/2034	1.39	191	181,828
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1.37	1,089	1,021,950
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	0.80	1,500	1,457,070
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	0.80	465	450,418
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	0.77	2,093	1,980,311
Total Non-Agency Commercial Mortgage-Backed Securities (cost $77,189,137)					73,467,200
Total Long-Term Investments (cost $128,595,889)					123,554,728

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 5.58%
Repurchase Agreement
Repurchase Agreement dated 12/31/2008, 0.01% due 1/2/2009 with State Street Bank & Trust Co. collateralized by $4,595,000 of U.S. Treasury Bill at 0.15% due 2/26/2009 and $2,610,000 of U.S. Treasury Bill at 0.30% due 5/28/2009; value: $7,204,280; proceeds: $7,054,984 (cost $7,054,981)(d)	$7,055	$7,054,981
Total Investments in Securities 103.21% (cost $135,650,870)		130,609,709
Liabilities in Excess of Foreign Cash and Other Assets(e) (3.21%)		(4,059,942)
Net Assets 100.00%		$126,549,767

  #  Variable rate security. The interest rate represents the rate at December 31, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Investment in non-U.S. dollar denominated securities.

  (c)  Security pledged as collateral for open futures as of December 31, 2008 (see Note 2(h)).

  (d)  Security has been partially segregated to cover open forward foreign currency contracts as of December 31, 2009 (see Note 2(g)).

  (e)  Liabilities in Excess of Foreign Cash and Other Assets include net unrealized depreciation on futures contracts and forward foreign currency contracts as follows:

Industry classifications have not been audited by Deloitte & Touche LLP.

Open Futures Contracts at December 31, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2009	9	Short	$(1,962,563)	$(6,637)
U.S. 5-Year Treasury Note	March 2009	253	Short	(30,120,836)	(301,040)
Totals				$(32,083,399)	$(307,677)

Open Forward Foreign Currency Contracts at December 31, 2008:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	01/15/2009	2,215,000	$708,574	$632,853	$(75,721)
Argentine Peso	Buy	03/06/2009	8,175,000	2,151,599	2,160,573	8,974
Argentine Peso	Sell	03/06/2009	1,390,000	362,924	367,363	(4,439)
Argentine Peso	Sell	03/06/2009	925,000	234,712	244,469	(9,757)
Brazilian Real	Buy	01/15/2009	3,270,000	1,927,498	1,396,666	(530,832)
Brazilian Real	Buy	01/15/2009	600,000	251,615	256,269	4,654
Brazilian Real	Sell	01/15/2009	620,000	247,012	264,811	(17,799)
Brazilian Real	Buy	02/02/2009	2,100,000	1,069,246	890,580	(178,666)
Brazilian Real	Buy	02/02/2009	5,280,000	2,441,731	2,239,173	(202,558)

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real	Sell	02/02/2009	3,200,000	$1,338,912	$1,357,075	$(18,163)
Brazilian Real	Sell	02/02/2009	2,250,000	929,368	954,193	(24,825)
Chilean Peso	Buy	01/15/2009	943,200,000	1,785,011	1,476,380	(308,631)
Chilean Peso	Buy	01/15/2009	360,000,000	566,929	563,504	(3,425)
Chilean Peso	Buy	01/15/2009	365,000,000	574,803	571,330	(3,473)
Chilean Peso	Sell	01/15/2009	254,000,000	384,557	397,583	(13,026)
Chilean Peso	Sell	01/15/2009	870,000,000	1,346,749	1,361,801	(15,052)
Chilean Peso	Buy	02/02/2009	1,230,000,000	2,210,243	1,916,613	(293,630)
Chilean Peso	Buy	02/02/2009	680,000,000	992,411	1,059,591	67,180
Chinese Yuan Renminbi	Buy	01/15/2009	15,500,000	2,246,540	2,267,933	21,393
Chinese Yuan Renminbi	Sell	01/15/2009	2,200,000	321,873	321,900	(27)
Chinese Yuan Renminbi	Buy	03/06/2009	14,080,000	1,981,703	2,042,302	60,599
Colombian Peso	Buy	01/15/2009	780,000,000	403,309	346,314	(56,995)
Colombian Peso	Buy	01/15/2009	430,000,000	190,266	190,917	651
Colombian Peso	Buy	02/05/2009	580,000,000	240,664	256,628	15,964
Colombian Peso	Buy	03/06/2009	2,770,000,000	1,170,752	1,219,231	48,479
Colombian Peso	Buy	03/06/2009	1,200,000,000	549,199	528,187	(21,012)
Czech Koruna	Buy	01/15/2009	54,400,000	3,037,409	2,815,346	(222,063)
Czech Koruna	Buy	01/15/2009	17,750,000	943,647	918,610	(25,037)
Czech Koruna	Sell	01/15/2009	5,000,000	249,750	258,763	(9,013)
Czech Koruna	Sell	01/15/2009	4,900,000	245,922	253,588	(7,666)
Czech Koruna	Buy	02/05/2009	67,555,000	3,544,334	3,492,197	(52,137)
Czech Koruna	Buy	03/06/2009	49,100,000	2,417,409	2,535,427	118,018
Czech Koruna	Buy	03/06/2009	4,800,000	246,419	247,862	1,443
Czech Koruna	Buy	03/06/2009	29,400,000	1,531,250	1,518,158	(13,092)
Euro	Sell	01/15/2009	2,360,087	3,289,418	3,279,159	10,259
Euro	Sell	02/05/2009	292,936	408,851	406,627	2,224
Hong Kong Dollar	Buy	01/15/2009	27,700,000	3,569,785	3,574,362	4,577
Hong Kong Dollar	Sell	01/15/2009	13,850,000	1,787,235	1,787,181	54
Hong Kong Dollar	Buy	02/05/2009	30,800,000	3,972,748	3,974,989	2,241
Hong Kong Dollar	Buy	02/05/2009	2,500,000	322,476	322,645	169
Hong Kong Dollar	Buy	02/05/2009	53,250,000	6,873,096	6,872,342	(754)
Hong Kong Dollar	Buy	02/05/2009	2,400,000	309,813	309,739	(74)
Hong Kong Dollar	Sell	02/05/2009	1,900,000	245,311	245,210	101
Hong Kong Dollar	Sell	02/05/2009	1,900,000	245,244	245,210	34
Hong Kong Dollar	Sell	02/05/2009	15,400,000	1,987,343	1,987,494	(151)
Hungarian Forint	Buy	01/15/2009	475,000,000	2,297,572	2,479,427	181,855
Hungarian Forint	Buy	01/15/2009	181,000,000	954,038	944,792	(9,246)
Hungarian Forint	Sell	01/15/2009	65,000,000	315,825	339,290	(23,465)
Hungarian Forint	Buy	02/05/2009	667,100,000	3,218,197	3,470,501	252,304
Hungarian Forint	Buy	02/05/2009	74,200,000	387,270	386,015	(1,255)

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint	Sell	02/05/2009	51,000,000	$248,508	$265,321	$(16,813)
Indian Rupee	Buy	02/05/2009	140,275,000	2,666,825	2,869,269	202,444
Indian Rupee	Sell	02/05/2009	12,000,000	244,399	245,455	(1,056)
Indonesian Rupiah	Buy	01/15/2009	20,500,000,000	2,146,597	1,869,668	(276,929)
Indonesian Rupiah	Sell	01/15/2009	2,750,000,000	243,363	250,809	(7,446)
Indonesian Rupiah	Buy	03/06/2009	14,280,000,000	1,067,025	1,274,644	207,619
Israeli New Shekel	Buy	01/15/2009	11,300,000	3,252,828	2,990,464	(262,364)
Israeli New Shekel	Buy	01/15/2009	880,000	233,113	232,886	(227)
Israeli New Shekel	Buy	02/05/2009	3,680,000	971,566	972,979	1,413
Israeli New Shekel	Buy	02/05/2009	1,610,000	402,530	425,678	23,148
Israeli New Shekel	Buy	02/05/2009	970,000	257,925	256,466	(1,459)
Israeli New Shekel	Sell	02/05/2009	980,000	245,299	259,109	(13,810)
Malaysian Ringgit	Buy	01/15/2009	5,390,000	1,567,772	1,557,201	(10,571)
Malaysian Ringgit	Buy	01/15/2009	900,000	257,511	260,015	2,504
Malaysian Ringgit	Sell	01/15/2009	975,000	280,576	281,683	(1,107)
Malaysian Ringgit	Buy	02/05/2009	3,650,000	1,030,928	1,053,650	22,722
Mexican Peso	Buy	01/15/2009	41,225,000	3,658,818	2,966,333	(692,485)
Mexican Peso	Buy	01/15/2009	5,200,000	387,948	374,165	(13,783)
Mexican Peso	Buy	01/15/2009	3,500,000	263,270	251,841	(11,429)
Mexican Peso	Buy	02/05/2009	16,700,000	1,272,042	1,192,789	(79,253)
Mexican Peso	Buy	02/05/2009	91,013,000	6,651,781	6,500,557	(151,224)
Mexican Peso	Buy	02/05/2009	10,087,000	752,022	720,459	(31,563)
Mexican Peso	Buy	02/05/2009	18,000,000	1,287,324	1,285,641	(1,683)
New Romanian Leu	Buy	01/15/2009	4,985,000	1,762,418	1,709,282	(53,136)
New Romanian Leu	Buy	02/05/2009	2,875,000	917,065	975,171	58,106
New Romanian Leu	Buy	03/06/2009	1,620,000	511,784	541,949	30,165
New Romanian Leu	Buy	03/06/2009	2,075,000	712,446	694,162	(18,284)
New Turkish Lira	Buy	01/15/2009	2,745,000	2,195,768	1,769,407	(426,361)
New Turkish Lira	Buy	01/15/2009	4,800,000	3,540,285	3,094,045	(446,240)
New Turkish Lira	Buy	02/05/2009	3,955,000	2,464,175	2,528,854	64,679
New Turkish Lira	Buy	02/05/2009	1,640,000	1,051,956	1,048,627	(3,329)
New Turkish Lira	Buy	03/06/2009	1,350,000	838,007	854,349	16,342
New Turkish Lira	Buy	03/06/2009	400,000	249,688	253,141	3,453
New Turkish Lira	Buy	03/06/2009	500,000	310,559	316,426	5,867
New Turkish Lira	Buy	03/06/2009	1,000,000	630,318	632,851	2,533
New Turkish Lira	Buy	03/06/2009	1,680,000	1,071,087	1,063,190	(7,897)
New Turkish Lira	Sell	03/06/2009	500,000	305,623	316,426	(10,803)
Peruvian Nuevo Sol	Buy	01/15/2009	7,500,000	2,393,108	2,384,995	(8,113)
Peruvian Nuevo Sol	Sell	01/15/2009	810,000	257,962	257,580	382
Peruvian Nuevo Sol	Sell	01/15/2009	760,000	242,811	241,679	1,132
Philippine Peso	Buy	01/15/2009	83,000,000	1,630,969	1,743,355	112,386
Philippine Peso	Sell	01/15/2009	22,650,000	477,904	475,747	2,157
Philippine Peso	Buy	03/06/2009	71,230,000	1,377,756	1,488,860	111,104
Polish Zloty	Buy	01/15/2009	12,200,000	4,896,776	4,112,188	(784,588)

See Notes to Financial Statements.

Schedule of Investments (concluded)

DEVELOPING LOCAL MARKETS FUND December 31, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Polish Zloty	Buy	01/15/2009	3,590,000	$1,212,633	$1,210,062	$(2,571)
Polish Zloty	Buy	01/15/2009	1,150,000	390,757	387,624	(3,133)
Polish Zloty	Buy	01/15/2009	8,100,000	2,738,336	2,730,223	(8,113)
Polish Zloty	Sell	01/15/2009	1,100,000	361,248	370,771	(9,523)
Polish Zloty	Buy	02/05/2009	11,850,000	4,226,708	3,983,528	(243,180)
Polish Zloty	Buy	02/05/2009	750,000	252,568	252,122	(446)
Russian Ruble	Buy	01/15/2009	43,800,000	1,688,186	1,410,181	(278,005)
Russian Ruble	Sell	01/15/2009	43,800,000	1,503,862	1,410,181	93,681
Russian Ruble	Buy	02/05/2009	72,300,000	2,499,136	2,247,995	(251,141)
Russian Ruble	Sell	02/05/2009	7,300,000	246,622	226,976	19,646
Russian Ruble	Buy	03/06/2009	9,600,000	307,927	289,094	(18,833)
Singapore Dollar	Buy	01/15/2009	12,320,000	8,623,622	8,548,231	(75,391)
Singapore Dollar	Buy	01/15/2009	375,000	259,150	260,194	1,044
Singapore Dollar	Sell	01/15/2009	380,000	249,390	263,663	(14,273)
Singapore Dollar	Sell	01/15/2009	370,000	245,374	256,724	(11,350)
Singapore Dollar	Sell	01/15/2009	1,500,000	1,040,370	1,040,775	(405)
Singapore Dollar	Buy	02/05/2009	6,900,000	4,684,731	4,784,191	99,460
Singapore Dollar	Buy	03/06/2009	465,000	304,838	322,279	17,441
Singapore Dollar	Buy	03/06/2009	365,000	248,164	252,971	4,807
Slovakian Koruna	Buy	01/15/2009	31,050,000	1,510,880	1,432,038	(78,842)
Slovakian Koruna	Buy	01/15/2009	45,580,000	1,917,262	2,102,167	184,905
Slovakian Koruna	Sell	01/15/2009	5,530,000	243,128	255,045	(11,917)
Slovakian Koruna	Buy	02/05/2009	8,825,000	373,044	406,626	33,582
South African Rand	Buy	01/15/2009	24,960,000	2,486,056	2,691,470	205,414
South African Rand	Buy	01/15/2009	3,800,000	371,003	409,759	38,756
South African Rand	Buy	01/15/2009	6,350,000	637,806	684,729	46,923
South African Rand	Buy	01/15/2009	6,500,000	692,742	700,904	8,162
South African Rand	Buy	02/05/2009	13,800,000	1,338,480	1,478,450	139,970
Taiwan Dollar	Buy	01/15/2009	29,000,000	906,250	884,009	(22,241)
Taiwan Dollar	Buy	02/02/2009	17,600,000	547,621	536,882	(10,739)
Taiwan Dollar	Sell	02/02/2009	17,600,000	542,039	536,882	5,157
Thailand Baht	Buy	01/15/2009	90,950,000	2,594,124	2,611,617	17,493
Thailand Baht	Sell	01/15/2009	10,800,000	303,030	310,121	(7,091)
Thailand Baht	Buy	03/06/2009	14,750,000	410,882	421,417	10,535
	Net Unrealized Depreciation on Forward Foreign Currency Contracts					$(3,924,826)

See Notes to Financial Statements.

Schedule of Investments

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) December 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.89%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	635,922	$5,482
Lord Abbett Securities Trust - All Value Fund - Class I(a)	631,200	5,466
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(b)	1,227,489	7,021
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	410,143	5,385
Lord Abbett Investment Trust - High Yield Fund - Class I(d)	1,920,004	10,445
Lord Abbett Securities Trust - International Core Equity Fund - Class I(e)	412,435	3,625
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	3,309,856	21,084
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	891,587	6,830
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(h)	257,391	5,356
Total Investments in Underlying Funds 99.89% (cost $100,809,153)		70,694

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.51%
Repurchase Agreement
Repurchase Agreement dated 12/31/2008, 0.01% due 1/2/2009 with State Street Bank & Trust Co. collateralized by $370,000 of U.S. Treasury Bill at 0.15% due 2/26/2009; value: $369,963; proceeds: $358,868 (cost $358,868)	$359	$359
Total Investments in Securities 100.40% (cost $101,168,021)		71,053
Liabilities in Excess of Foreign Cash and Other Assets (0.40%)		(283)
Net Assets 100.00%		$70,770

*  Non-income producing security.

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek high total return.

  (c)  Fund investment objective is capital appreciation.

  (d)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (e)  Fund investment objective is to seek long-term capital appreciation.

  (f)  Fund investment objective is to seek a high level of total return.

  (g)  Fund investment objective is long-term capital appreciation.

  (h)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2008

	Developing Local Markets Fund	Global Allocation Fund*
ASSETS:
Investments in securities, at cost	$135,650,870	$101,168,021
Investments in securities, at value	$130,609,709	$71,052,882
Foreign cash, at value (cost $100,168 and $66, respectively)	105,309	67
Receivables:
Interest and dividends	531,497	126,650
Capital shares sold	203,846	259,240
Variation margin	135,123	–
From affiliates (See Note 3)	–	115,888
Unrealized appreciation on forward foreign currency contracts	2,596,305	–
Prepaid expenses and other assets	32,468	24,910
Total assets	134,214,257	71,579,637
LIABILITIES:
Payables:
Investment securities purchased	–	119,456
Capital shares reacquired	572,009	481,200
Management fee	51,350	–
12b-1 distribution fees	54,685	30,920
Fund administration	4,116	–
Directors' fees	42,768	26,585
To affiliate (See Note 3)	12,838	–
Unrealized depreciation on forward foreign currency contracts	6,521,131	–
Distributions payable	255,674	–
Accrued expenses and other liabilities	149,919	151,906
Total liabilities	7,664,490	810,067
NET ASSETS	$126,549,767	$70,769,570
COMPOSITION OF NET ASSETS:
Paid-in capital	$143,743,346	$104,391,972
Undistributed net investment income	3,109,786	512,578
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(11,038,657)	(4,019,015)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(9,264,708)	(30,115,965)
Net Assets	$126,549,767	$70,769,570

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2008

	Developing Local Markets Fund	Global Allocation Fund*
Net assets by class:
Class A Shares	$83,425,877	$53,567,939
Class B Shares	$4,105,301	$7,193,788
Class C Shares	$18,407,064	$9,427,825
Class F Shares	$709,755	$9,351
Class I Shares	$19,829,535	$556,723
Class P Shares	$3,650	–
Class R2 Shares	$11,788	$6,970
Class R3 Shares	$56,797	$6,974
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $.001 par value)	14,586,513	6,738,022
Class B Shares (30 million and 15 million shares of common stock authorized, $.001 par value)	715,825	974,441
Class C Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	3,206,030	1,274,423
Class F Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	124,362	1,176.957
Class I Shares (15 million and 15 million shares of common stock authorized, $.001 par value)	3,469,515	69,790
Class P Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	639.700	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	2,060	876
Class R3 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	9,936	877
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$5.72	$7.95
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75% and 5.75%, respectively)	$6.01	$8.44
Class B Shares–Net asset value	$5.74	$7.38
Class C Shares–Net asset value	$5.74	$7.40
Class F Shares–Net asset value	$5.71	$7.95
Class I Shares–Net asset value	$5.72	$7.98
Class P Shares–Net asset value	$5.71	–
Class R2 Shares–Net asset value	$5.72	$7.96
Class R3 Shares–Net asset value	$5.72	$7.95

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2008

	Developing Local Markets Fund	Global Allocation Fund*
Investment income:
Dividends (net of foreign withholding taxes of $0 and $104,442, respectively)	$–	$1,624,481
Dividends received from Underlying Funds	–	1,821,956
Interest (net of foreign withholding taxes of $16,147 and $0, respectively)	5,381,147	48,286
Total investment income	5,381,147	3,494,723
Expenses:
Management fee	556,710	540,455
12b-1 distribution plan–Class A	278,031	268,859
12b-1 distribution plan–Class B	43,181	102,842
12b-1 distribution plan–Class C	147,821	134,251
12b-1 distribution plan–Class F	469	3
12b-1 distribution plan–Class P	42	–
12b-1 distribution plan–Class R2	21	24
12b-1 distribution plan–Class R3	139	20
Shareholder servicing	169,729	383,118
Professional	48,549	59,394
Reports to shareholders	41,500	120,618
Fund administration	44,537	22,995
Custody	31,519	46,063
Directors' fees	1,421	420
Registration	94,674	84,717
Subsidy (See Note 3)	37,571	–
Other	1,420	7,414
Gross expenses	1,497,334	1,771,193
Expense reductions (See Note 7)	(4,068)	(3,204)
Expenses reimbursed by advisor (See Note 3)	(48,321)	(66,322)
Expenses assumed by Underlying Funds (See Note 3)	–	(367,780)
Management fee waived (See Note 3)	–	(109,303)
Net expenses	1,444,945	1,224,584
Net investment income	3,936,202	2,270,139
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	–	218,565
Net realized loss on Underlying Funds	–	(1,369,798)
Net realized loss on investments, futures contracts and foreign currency related transactions	(23,149,299)	(2,895,750)
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(10,800,768)	(43,736,609)
Net realized and unrealized loss	(33,950,067)	(47,783,592)
Net Decrease in Net Assets Resulting From Operations	$(30,013,865)	$(45,513,453)

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Developing Local Markets Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Operations:
Net investment income	$3,936,202	$1,849,190
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(23,149,299)	2,395,847
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(10,800,768)	(49,255)
Net increase (decrease) in net assets resulting from operations	(30,013,865)	4,195,782
Distributions to shareholders from:
Net investment income
Class A	(1,617,616)	(4,222,377)
Class B	(68,996)	(292,105)
Class C	(240,309)	(517,997)
Class F	(10,966)	(630)
Class I	(295,927)	(88,523)
Class P	(83)	(799)
Class R2	(215)	(618)
Class R3	(741)	(621)
Return of capital
Class A	(1,256,137)	–
Class B	(53,578)	–
Class C	(186,609)	–
Class F	(8,516)	–
Class I	(229,798)	–
Class P	(64)	–
Class R2	(167)	–
Class R3	(575)	–
Total distributions to shareholders	(3,970,297)	(5,123,670)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	170,377,510	9,551,552
Reinvestment of distributions	2,936,027	4,343,294
Cost of shares reacquired	(67,111,874)	(20,867,881)
Net increase (decrease) in net assets resulting from capital share transactions	106,201,663	(6,973,035)
Net increase (decrease) in net assets	72,217,501	(7,900,923)
NET ASSETS
Beginning of year	$54,332,266	$62,233,189
End of year	$126,549,767	$54,332,266
Undistributed net investment income	$3,109,786	$1,510,528

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund*
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Operations:
Net investment income	$2,270,139	$353,275
Capital gains received from Underlying Funds	218,565	–
Net realized gain (loss) on investments and foreign currency related transactions	(4,265,548)	12,750,606
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(43,736,609)	(350,004)
Net increase (decrease) in net assets resulting from operations	(45,513,453)	12,753,877
Distributions to shareholders from:
Net investment income
Class A	(1,188,196)	(188,552)
Class B	(121,905)	–
Class C	(162,380)	–
Class F	(217)	(47)
Class I	(12,808)	(4,225)
Class R2	(138)	–
Class R3	(143)	–
Net realized gain
Class A	(1,330,502)	(9,949,992)
Class B	(191,047)	(1,436,997)
Class C	(255,382)	(1,803,400)
Class F	(213)	(868)
Class I	(11,072)	(81,544)
Class R2	(159)	–
Class R3	(159)	–
Total distributions to shareholders	(3,274,321)	(13,465,625)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	20,479,781	26,278,759
Reinvestment of distributions	3,096,713	12,889,477
Cost of shares reacquired	(27,911,661)	(22,396,093)
Net increase (decrease) in net assets resulting from capital share transactions	(4,335,167)	16,772,143
Net increase (decrease) in net assets	(53,122,941)	16,060,395
NET ASSETS:
Beginning of year	$123,892,511	$107,832,116
End of year	$70,769,570	$123,892,511
Undistributed (distributions in excess of) net investment income	$512,578	$(47,960)

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Financial Highlights

DEVELOPING LOCAL MARKETS FUND

	Class A Shares
	Year Ended 12/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$6.73	$6.84	$6.80	$7.66	$7.43
Investment operations:
Net investment income(a)	.24	.22	.18	.17	.17
Net realized and unrealized gain (loss)	(1.01)	.31	.17	(.59)	.43
Total from investment operations	(.77)	.53	.35	(.42)	.60
Distributions to shareholders from:
Net investment income	(.14)	(.64)	(.31)	(.44)	(.37)
Return of capital	(.10)	–	–	–	–
Total distributions	(.24)	(.64)	(.31)	(.44)	(.37)
Net asset value, end of year	$5.72	$6.73	$6.84	$6.80	$7.66
Total Return(b)	(11.90)%	7.98%	5.22%	(5.61)%	8.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.23%	1.14%	1.30%	1.30%	1.40%
Expenses, including expense reductions and expenses reimbursed	1.22%	1.14%	1.30%	1.30%	1.40%
Expenses, excluding expense reductions and expenses reimbursed	1.27%	1.83%	1.43%	1.38%	1.40%
Net investment income	3.59%	3.25%	2.70%	2.36%	2.33%
Supplemental Data:
Net assets, end of year (000)	$83,426	$44,148	$50,398	$52,275	$55,821
Portfolio turnover rate	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class B Shares
	Year Ended 12/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$6.74	$6.85	$6.80	$7.67	$7.45
Investment operations:
Net investment income(a)	.19	.18	.14	.12	.12
Net realized and unrealized gain (loss)	(1.00)	.28	.17	(.60)	.43
Total from investment operations	(.81)	.46	.31	(.48)	.55
Distributions to shareholders from:
Net investment income	(.11)	(.57)	(.26)	(.39)	(.33)
Return of capital	(.08)	–	–	–	–
Total distributions	(.19)	(.57)	(.26)	(.39)	(.33)
Net asset value, end of year	$5.74	$6.74	$6.85	$6.80	$7.67
Total Return(b)	(12.37)%	7.26%	4.67%	(6.34)%	7.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.88%	1.79%	1.95%	1.95%	2.04%
Expenses, including expense reductions and expenses reimbursed	1.88%	1.79%	1.95%	1.95%	2.04%
Expenses, excluding expense reductions and expenses reimbursed	1.95%	2.46%	2.08%	2.03%	2.04%
Net investment income	2.93%	2.58%	2.05%	1.71%	1.69%
Supplemental Data:
Net assets, end of year (000)	$4,105	$3,303	$4,184	$4,636	$5,291
Portfolio turnover rate	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class C Shares
	Year Ended 12/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$6.75	$6.86	$6.81	$7.67	$7.45
Investment operations:
Net investment income(a)	.19	.18	.14	.12	.12
Net realized and unrealized gain (loss)	(1.01)	.30	.17	(.59)	.43
Total from investment operations	(.82)	.48	.31	(.47)	.55
Distributions to shareholders from:
Net investment income	(.11)	(.59)	(.26)	(.39)	(.33)
Return of capital	(.08)	–	–	–	–
Total distributions	(.19)	(.59)	(.26)	(.39)	(.33)
Net asset value, end of year	$5.74	$6.75	$6.86	$6.81	$7.67
Total Return(b)	(12.50)%	7.27%	4.66%	(6.20)%	7.59%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.87%	1.79%	1.95%	1.95%	2.04%
Expenses, including expense reductions and expenses reimbursed	1.87%	1.79%	1.95%	1.95%	2.04%
Expenses, excluding expense reductions and expenses reimbursed	1.91%	2.47%	2.08%	2.02%	2.04%
Net investment income	2.95%	2.60%	2.05%	1.70%	1.69%
Supplemental Data:
Net assets, end of year (000)	$18,407	$5,952	$6,608	$7,004	$6,235
Portfolio turnover rate	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class F Shares
	Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$6.73	$6.92
Investment operations:
Net investment income(b)	.25	.07
Net realized and unrealized gain (loss)	(1.01)	.17
Total from investment operations	(.76)	.24
Distributions to shareholders from:
Net investment income	(.15)	(.43)
Return of capital	(.11)	–
Total distributions	(.26)	(.43)
Net asset value, end of period	$5.71	$6.73
Total Return(c)	(11.76)%	3.56	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.96%	.16	%(d)
Expenses, including expense reductions and expenses reimbursed	.96%	.16	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.98%	.17	%(d)
Net investment income	3.94%	1.02	%(d)
Supplemental Data:
Net assets, end of period (000)	$710	$10
Portfolio turnover rate	83.70%	301.30%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class I Shares
	Year Ended 12/31				10/19/2004(a) to
	2008	2007	2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$6.73	$6.85	$6.80	$7.66	$7.38
Investment operations:
Net investment income(b)	.26	.25	.21	.20	.04
Net realized and unrealized gain (loss)	(1.00)	.29	.17	(.60)	.37
Total from investment operations	(.74)	.54	.38	(.40)	.41
Distributions to shareholders from:
Net investment income	(.15)	(.66)	(.33)	(.46)	(.13)
Return of capital	(.12)	–	–	–	–
Total distributions	(.27)	(.66)	(.33)	(.46)	(.13)
Net asset value, end of period	$5.72	$6.73	$6.85	$6.80	$7.66
Total Return(c)	(11.47)%	8.20%	5.75%	(5.28)%	5.79	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.88%	.77%	.95%	.95%	.21	%(d)
Expenses, including expense reductions and expenses reimbursed	.87%	.77%	.95%	.95%	.21	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.90%	1.45%	1.08%	1.03%	.21	%(d)
Net investment income	3.96%	3.64%	3.03%	2.71%	.57	%(d)
Supplemental Data:
Net assets, end of period (000)	$19,830	$888	$1,041	$564	$577
Portfolio turnover rate	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Commencement of offering class of shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class P Shares
	Year Ended 12/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$6.71	$6.82	$6.77	$7.59	$7.39
Investment operations:
Net investment income(a)	.24	.22	.18	.16	.16
Net realized and unrealized gain (loss)	(1.01)	.30	.17	(.58)	.36
Total from investment operations	(.77)	.52	.35	(.42)	.52
Distributions to shareholders from:
Net investment income	(.13)	(.63)	(.30)	(.40)	(.32)
Return of capital	(.10)	–	–	–	–
Total distributions	(.23)	(.63)	(.30)	(.40)	(.32)
Net asset value, end of year	$5.71	$6.71	$6.82	$6.77	$7.59
Total Return(b)	(11.91)%	7.96%	5.34%	(5.60)%	7.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.30%	1.17%	1.22%	1.38%	1.49%
Expenses, including expense reductions and expenses reimbursed	1.30%	1.17%	1.22%	1.38%	1.49%
Expenses, excluding expense reductions and expenses reimbursed	1.37%	1.93%	1.50%	1.39%	1.49%
Net investment income	3.52%	3.30%	2.60%	2.20%	2.24%
Supplemental Data:
Net assets, end of year (000)	$4	$9	$2	$2	$2
Portfolio turnover rate	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class R2 Shares
	Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$6.73	$6.92
Investment operations:
Net investment income(b)	.25	.06
Net realized and unrealized gain (loss)	(1.01)	.17
Total from investment operations	(.76)	.23
Distributions to shareholders from:
Net investment income	(.14)	(.42)
Return of capital	(.11)	–
Total distributions	(.25)	(.42)
Net asset value, end of period	$5.72	$6.73
Total Return(c)	(11.63)%	3.45	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.08%	.27	%(d)
Expenses, including expense reductions and expenses reimbursed	1.07%	.27	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.15%	.28	%(d)
Net investment income	3.74%	.92	%(d)
Supplemental Data:
Net assets, end of period (000)	$12	$10
Portfolio turnover rate	83.70%	301.30%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

DEVELOPING LOCAL MARKETS FUND

	Class R3 Shares
	Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$6.73	$6.92
Investment operations:
Net investment income(b)	.23	.07
Net realized and unrealized gain (loss)	(.99)	.17
Total from investment operations	(.76)	.24
Distributions to shareholders from:
Net investment income	(.14)	(.43)
Return of capital	(.11)	–
Total distributions	(.25)	(.43)
Net asset value, end of period	$5.72	$6.73
Total Return(c)	(11.76)%	3.48	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.26%	.25	%(d)
Expenses, including expense reductions and expenses reimbursed	1.26%	.25	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.30%	.25	%(d)
Net investment income	3.50%	.95	%(d)
Supplemental Data:
Net assets, end of period (000)	$57	$10
Portfolio turnover rate	83.70%	301.30%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class A Shares
	Year Ended 12/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.15	$13.17	$12.23	$11.75	$10.51
Investment operations:
Net investment income (loss)(a)	.26	.06	.05	.05	(.01)
Net realized and unrealized gain (loss)	(5.10)	1.48	2.13	.91	1.27
Total from investment operations	(4.84)	1.54	2.18	.96	1.26
Distributions to shareholders from:
Net investment income	(.17)	(.03)	(.04)	(.05)	(.02)
Net realized gain	(.19)	(1.53)	(1.20)	(.43)	–
Total distributions	(.36)	(1.56)	(1.24)	(.48)	(.02)
Net asset value, end of year	$7.95	$13.15	$13.17	$12.23	$11.75
Total Return(b)	(37.33)%	11.82%	18.12%	8.21%	11.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	1.07%	1.60%	1.60%	1.60%	2.05%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	1.06%	1.60%	1.60%	1.60%	2.05%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	1.60%	1.71%	1.83%	1.94%	2.05%
Net investment income (loss)	2.40%	.45%	.36%	.43%	(.11)%
Supplemental Data:
Net assets, end of year (000)	$53,568	$94,321	$83,067	$67,807	$59,915
Portfolio turnover rate	147.44%	87.01%	95.23%	97.65%	170.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class B Shares
	Year Ended 12/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.25	$12.42	$11.65	$11.24	$10.10
Investment operations:
Net investment income (loss)(a)	.18	(.03)	(.04)	(.02)	(.08)
Net realized and unrealized gain (loss)	(4.74)	1.39	2.02	.86	1.22
Total from investment operations	(4.56)	1.36	1.98	.84	1.14
Distributions to shareholders from:
Net investment income	(.12)	–	(.01)	–	–
Net realized gain	(.19)	(1.53)	(1.20)	(.43)	–
Total distributions	(.31)	(1.53)	(1.21)	(.43)	–
Net asset value, end of year	$7.38	$12.25	$12.42	$11.65	$11.24
Total Return(b)	(37.74)%	11.08%	17.28%	7.52%	11.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	1.72%	2.25%	2.25%	2.25%	2.69%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	1.72%	2.25%	2.25%	2.25%	2.69%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	2.26%	2.36%	2.48%	2.58%	2.69%
Net investment income (loss)	1.74%	(.20)%	(.29)%	(.22)%	(.75)%
Supplemental Data:
Net assets, end of year (000)	$7,194	$12,653	$11,502	$9,064	$7,818
Portfolio turnover rate	147.44%	87.01%	95.23%	97.65%	170.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class C Shares
	Year Ended 12/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.28	$12.44	$11.67	$11.25	$10.11
Investment operations:
Net investment income (loss)(a)	.18	(.03)	(.04)	(.02)	(.08)
Net realized and unrealized gain (loss)	(4.75)	1.40	2.02	.87	1.22
Total from investment operations	(4.57)	1.37	1.98	.85	1.14
Distributions to shareholders from:
Net investment income	(.12)	–	(.01)	–	–
Net realized gain	(.19)	(1.53)	(1.20)	(.43)	–
Total distributions	(.31)	(1.53)	(1.21)	(.43)	–
Net asset value, end of year	$7.40	$12.28	$12.44	$11.67	$11.25
Total Return(b)	(37.73)%	11.14%	17.25%	7.61%	11.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	1.71%	2.25%	2.25%	2.25%	2.69%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	1.71%	2.25%	2.25%	2.25%	2.69%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	2.25%	2.36%	2.48%	2.58%	2.69%
Net investment income (loss)	1.76%	(.20)%	(.30)%	(.22)%	(.75)%
Supplemental Data:
Net assets, end of year (000)	$9,428	$16,104	$12,681	$8,991	$7,158
Portfolio turnover rate	147.44%	87.01%	95.23%	97.65%	170.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class F Shares
	Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.12	$14.71
Investment operations:
Net investment income(b)	.32	.01
Net realized and unrealized loss	(5.11)	(.26)
Total from investment operations	(4.79)	(.25)
Distributions to shareholders from:
Net investment income	(.19)	(.07)
Net realized gain	(.19)	(1.27)
Total distributions	(.38)	(1.34)
Net asset value, end of period	$7.95	$13.12
Total Return(c)	(37.09)%	(1.67	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.62%	.30	%(d)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.61%	.30	%(d)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	1.26%	.39	%(d)
Net investment income	3.02%	.04	%(d)
Supplemental Data:
Net assets, end of period (000)	$9	$10
Portfolio turnover rate	147.44%	87.01%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class I Shares
	Year Ended 12/31				10/19/2004(a) to
	2008	2007	2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$13.18	$13.19	$12.25	$11.76	$10.54
Investment operations:
Net investment income(b)	.31	.11	.09	.09	–	(c)
Net realized and unrealized gain (loss)	(5.13)	1.49	2.14	.92	1.22
Total from investment operations	(4.82)	1.60	2.23	1.01	1.22
Distributions to shareholders from:
Net investment income	(.19)	(.08)	(.09)	(.09)	–
Net realized gain	(.19)	(1.53)	(1.20)	(.43)	–
Total distributions	(.38)	(1.61)	(1.29)	(.52)	–
Net asset value, end of period	$7.98	$13.18	$13.19	$12.25	$11.76
Total Return(d)	(37.10)%	12.25%	18.46%	8.64%	11.57	%(e)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.69%	1.25%	1.25%	1.25%	.33	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.69%	1.25%	1.25%	1.25%	.33	%(e)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	1.25%	1.36%	1.48%	1.58%	.33	%(e)
Net investment income	2.85%	.78%	.70%	.77%	.02	%(e)
Supplemental Data:
Net assets, end of period (000)	$557	$804	$582	$478	$460
Portfolio turnover rate	147.44%	87.01%	95.23%	97.65%	170.93%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class R2 Shares
	6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$11.83
Investment operations:
Net investment income(b)	.18
Net realized and unrealized loss	(3.70)
Total from investment operations	(3.52)
Distributions to shareholders from:
Net investment income	(.16)
Net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$7.96
Total Return(c)	(30.36	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.32	%(d)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.32	%(d)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.87	%(d)
Net investment income	1.88	%(d)
Supplemental Data:
Net assets, end of period (000)	$7
Portfolio turnover rate	147.44%

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class R3 Shares
	6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$11.83
Investment operations:
Net investment income(b)	.18
Net realized and unrealized loss	(3.70)
Total from investment operations	(3.52)
Distributions to shareholders from:
Net investment income	(.17)
Net realized gain	(.19)
Total distributions	(.36)
Net asset value, end of period	$7.95
Total Return(c)	(30.40	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.27	%(d)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.26	%(d)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.82	%(d)
Net investment income	1.93	%(d)
Supplemental Data:
Net assets, end of period (000)	$7
Portfolio turnover rate	147.44%

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the "Funds") and their respective classes: Lord Abbett Developing Local Markets Fund ("Developing Local Markets Fund"), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund ("Global Allocation Fund"; formerly "Equity Series" or "Global Equity Fund"), Class A, B, C, F, I, R2 and R3 shares. As of the date of this report, no Class P shares have been issued for Global Allocation Fund. Global Allocation Fund is diversified as defined under the Act and Developing Local Markets Fund is non-diversified. As of October 1, 2007, Developing Local Markets Fund Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

Prior to adopting its current investment objective on July 1, 2008, Global Allocation Fund's investment objective was long-term growth of capital and income consistent with reasonable risk. The production of current income was a secondary consideration. Effective July 1, 2008, Global Allocation Fund's investment objective is total return. Developing Local Markets Fund's investment objective is to seek high total return. Effective July 1, 2008, Global Allocation Fund began investing in other mutual funds ("Underlying Funds") managed by Lord Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC ("NYSE"). The Funds may rely on an independent fair valuation

Notes to Financial Statements (continued)

service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on

Notes to Financial Statements (continued)

investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments, futures contracts and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–Each Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements. U.S. fixed income instruments are used to "cover" the Developing Local Markets Fund's net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets. The Global Allocation Fund entered into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement rather than physical delivery. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments, futures contracts and foreign currency related transactions on each Fund's Statement of Operations.

(h)  Futures Contracts–Developing Local Markets Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(i)  When-Issued or Forward Transactions–Developing Local Markets Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has

Notes to Financial Statements (continued)

the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)  TBA Sale Commitments–Developing Local Markets Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(l)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information

Notes to Financial Statements (continued)

available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund's investments carried at value:

	Developing Local Market Fund		Global Allocation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities
Level 1 – Quoted Prices	$-	$(4,232,503)	$70,694,014
Level 2 – Other Significant Observable Inputs	130,609,709	-	358,868
Total	$130,609,709	$(4,232,503)	$71,052,882

*  Other Financial Instruments include futures and forward foreign currency contracts.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

Developing Local Markets Fund
First $1 billion	.50%
Over $1 billion	.45%
Global Allocation Fund(1)	.25	%(2)

(1) For the period January 1, 2008 through June 30, 2008, the management fee was based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(2) Lord Abbett has contractually agreed to waive its management fee for the period July 1, 2008 through April 30, 2009.

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2008, the effective management fee paid to Lord Abbett was at the following annualized rates:

Effective Management Fee
Developing Local Markets Fund	.50%
Global Allocation Fund	.43%

For the period January 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Developing Local Markets Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
F	1.05%
I	.95%
P	1.40%
R2	1.55%
R3	1.45%

For the period January 1, 2008 through June 30, 2008, Lord Abbett contractually agreed to reimburse the Global Allocation Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.60%
B	2.25%
C	2.25%
F	1.35%
I	1.25%
P	1.70%
R2	1.85%
R3	1.75%

For the period July 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Global Allocation Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. Effective July 1, 2008, this fee was not charged to the Global Allocation Fund.

Notes to Financial Statements (continued)

Developing Local Markets Fund, along with certain other Underlying Funds (the "Underlying Funds"), has entered into a Servicing Arrangement with Global Allocation Fund, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of Underlying Fund shares owned by Global Allocation Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Developing Local Markets Fund's Statement of Operations and Payable to affiliate on Developing Local Markets Fund's Statement of Assets and Liabilities. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Global Allocation Fund's Statement of Operations and Receivable from affiliates on Global Allocation Fund's Statement of Assets and Liabilities.

As of December 31, 2008, the percentage of Developing Local Markets Fund's outstanding shares owned by Global Allocation Fund was 5.55%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P(1)	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

*  Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Developing Local Markets Fund only.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2008:

	Distributor Commissions	Dealers' Concessions
Developing Local Markets Fund	$97,041	$499,361
Global Allocation Fund	37,036	195,378

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2008:

	Class A	Class C
Developing Local Markets Fund	$71	$11,947
Global Allocation Fund	1,119	1,302

Two Directors and certain of the Funds' officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Developing Local Markets Fund. Prior to June 30, 2008, dividends from net investment income, if any, were declared and paid semiannually for Global Allocation Fund. Effective July 1, 2008,

Notes to Financial Statements (continued)

dividends from net investment income, if any, are declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2008 and 2007 was as follows:

	Developing Local Markets Fund		Global Allocation Fund
	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2008	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$2,234,853	$5,123,670	$2,147,126	$7,402,846
Return of capital	1,735,444	-	-	-
Net long-term capital gains	-	-	1,127,195	6,062,779
Total distributions paid	$3,970,297	$5,123,670	$3,274,321	$13,465,625

As of December 31, 2008, the components of accumulated losses on a tax-basis were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Undistributed ordinary income - net	$-	$539,163
Total undistributed earnings	$-	$539,163
Capital loss carryforwards*	(8,188,161)	(3,583,054)
Temporary differences	(2,987,727)	(218,344)
Unrealized losses - net	(6,017,691)	(30,360,167)
Total accumulated losses - net	$(17,193,579)	$(33,622,402)

* As of the fiscal year ended December 31, 2008 the capital loss carryforwards, along with the related expiration dates, were as follows:

	2010	2014	2015	2016	Total
Developing Local Markets Fund	$3,056,190	$1,173,526	$1,482,087	$2,476,358	$8,188,161
Global Allocation Fund	-	-	-	3,583,054	3,583,054

Certain losses incurred after October 31 ("Post-October Losses") within the taxable year are deemed to rise on the first business day of the Fund's next taxable year. Each Fund incurred and will elect to defer net capital losses during fiscal 2008 as follows:

Developing Local Markets Fund	$2,689,285
Global Allocation Fund	191,759

Notes to Financial Statements (continued)

As of December 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Market Fund	Global Allocation Fund
Tax cost	$135,706,053	$101,412,223
Gross unrealized gain	88,871	-
Gross unrealized loss	(5,185,215)	(30,359,341)
Net unrealized security loss	$(5,096,344)	$(30,359,341)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization.

Permanent items identified during the fiscal year ended December 31, 2008 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Developing Local Markets Fund	$(102,091)	$20,785,479	$(20,683,388)
Global Allocation Fund	(223,814)	223,814	-

The permanent differences are attributable to the tax treament of amortization, foreign currency transactions, certain distributions, paydown gains and losses, and the expiration of capital loss carryforwards.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2008 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Developing Local Markets Fund	$23,017,570	$187,556,056	$15,627,775	$75,173,258
Global Allocation Fund	-	146,769,791	-	148,156,602

*  Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Global Allocation Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of December 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended December 31, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers during the fiscal year ended December 31, 2008:

Affiliated Issuer	Balance of Shares Held at 12/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2008	Value at 12/31/2008	Realized Gain (Loss) 1/1/2008 to 12/31/2008	Dividend Income 1/1/2008 to 12/31/2008
Lord Abbett Affiliated Fund, Inc. – Class I	-	672,637	(36,715)	635,922	$5,481,645	$(83,142)	$99,801
Lord Abbett Securities Trust – All Value Fund – Class I	-	688,513	(57,313)	631,200	5,466,190	(182,335)	66,176
Lord Abbett Global Fund Inc. – Developing Local Markets Fund – Class I	-	1,466,666	(239,177)	1,227,489	7,021,239	(267,225)	184,580
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	-	425,341	(15,198)	410,143	5,385,181	220,842 (a)	-

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2008	Value at 12/31/2008	Realized Gain (Loss) 1/1/2008 to 12/31/2008	Dividend Income 1/1/2008 to 12/31/2008
Lord Abbett Investment Trust – High Yield Fund – Class I	-	2,295,468	(375,464)	1,920,004	$10,444,821	$(529,192)	$598,444
Lord Abbett Securities Trust – International Core Equity Fund – Class I	-	412,435	-	412,435	3,625,300	-	109,530
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	-	3,403,827	(93,971)	3,309,856	21,083,782	(199,217)	602,081
Lord Abbett Securities Trust – International Opportunities Fund – Class I	-	891,587	-	891,587	6,829,554	-	82,147
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	-	289,409	(32,018)	257,391	5,356,302	(110,964)	79,197
Total					$70,694,014	$(1,151,233)	$1,821,956

(a) Includes $218,565 of distributed capital gains.

11. INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or "junk bonds") may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

Notes to Financial Statements (continued)

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund's foreign currency gains as nonqualifying income.

The value of the Global Allocation Fund's investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its underlying funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

DEVELOPING LOCAL MARKETS FUND

	Year Ended December 31,2008		Year Ended December 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,354,985	$114,274,180	1,022,043	$6,984,852
Converted from Class B*	26,796	178,313	48,852	331,700
Reinvestment of distributions	325,743	2,118,993	536,642	3,617,915
Shares reacquired	(8,680,108)	(54,270,912)	(2,411,351)	(16,429,458)
Increase (decrease)	8,027,416	$62,300,574	(803,814)	$(5,494,991)
Class B Shares
Shares sold	526,893	$3,655,082	97,913	$672,860
Reinvestment of distributions	15,056	99,108	34,457	232,444
Shares reacquired	(289,278)	(1,870,987)	(204,168)	(1,398,703)
Converted to Class A*	(26,755)	(178,313)	(48,780)	(331,700)
Increase (decrease)	225,916	$1,704,890	(120,578)	$(825,099)
Class C Shares
Shares sold	3,643,160	$25,585,435	238,003	$1,631,457
Reinvestment of distributions	34,204	220,428	59,659	402,838
Shares reacquired	(1,353,070)	(8,303,254)	(378,495)	(2,583,706)
Increase (decrease)	2,324,294	$17,502,609	(80,833)	$(549,411)
			Period Ended December 31, 2007†
Class F Shares
Shares sold	186,090	$1,297,474	1,447	$10,014
Reinvestment of distributions	2,569	16,058	89	599
Shares reacquired	(65,833)	(373,579)	-	-
Increase	122,826	$939,953	1,536	$10,613
			Year Ended December 31, 2007
Class I Shares
Shares sold	3,613,714	$25,400,870	32,388	$224,542
Reinvestment of distributions	75,536	480,502	13,079	88,309
Shares reacquired	(351,655)	(2,187,069)	(65,395)	(455,424)
Increase (decrease)	3,337,595	$23,694,303	(19,928)	$(142,573)
Class P Shares
Shares sold	353.453	$2,419	1,147	$7,827
Reinvestment of distributions	0.252	2	1	6
Shares reacquired	(1,123.005)	(6,090)	(85)	(590)
Increase (decrease)	(769.300)	$(3,669)	1,063	$7,243
			Period Ended December 31, 2007†
Class R2 Shares
Shares sold	468	$2,678	1,445	$10,000
Reinvestment of distributions	59	390	88	591
Increase	527	$3,068	1,533	$10,591
Class R3 Shares
Shares sold	23,016	$159,372	1,445	$10,000
Reinvestment of distributions	83	546	89	592
Shares reacquired	(14,697)	(99,983)	-	-
Increase	8,402	$59,935	1,534	$10,592

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of investment operations) to December 31, 2007.

Notes to Financial Statements (continued)

GLOBAL ALLOCATION FUND

	Year Ended December 31, 2008		Year Ended December 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,308,325	$13,935,439	1,215,912	$17,010,004
Converted from Class B*	45,187	458,355	41,894	583,098
Reinvestment of distributions	238,123	2,391,722	737,648	9,775,524
Shares reacquired	(2,026,761)	(20,588,432)	(1,131,751)	(15,846,193)
Increase (decrease)	(435,126)	$(3,802,916)	863,703	$11,522,433
Class B Shares
Shares sold	227,025	$2,313,334	235,633	$3,090,432
Reinvestment of distributions	31,312	297,366	109,940	1,359,027
Shares reacquired	(267,894)	(2,682,985)	(194,549)	(2,548,549)
Converted to Class A*	(48,712)	(458,355)	(44,611)	(583,098)
Increase (decrease)	(58,269)	$(530,640)	106,413	$1,317,812
			Period Ended December 31, 2007†
Class C Shares
Shares sold	411,177	$4,027,993	454,896	$5,944,096
Reinvestment of distributions	40,216	382,719	134,683	1,668,249
Shares reacquired	(488,647)	(4,512,825)	(297,396)	(3,924,128)
Increase (decrease)	(37,254)	$(102,113)	292,183	$3,688,217
Class F Shares
Shares sold	382.169	$4,517	681.810	$10,029
Reinvestment of distributions	43.318	430	69.660	913
Increase	425.487	$4,947	751.470	$10,942
			Year Ended December 31, 2007
Class I Shares
Shares sold	18,648	$178,468	15,746	$224,198
Reinvestment of distributions	2,424	23,879	6,473	85,764
Shares reacquired	(12,290)	(127,419)	(5,368)	(77,223)
Increase	8,782	$74,928	16,851	$232,739

	Period Ended December 31, 2008††
Class R2 Shares
Shares sold	847	$10,015
Reinvestment of distributions	29	296
Increase	876	$10,311
Class R3 Shares
Shares sold	847	$10,015
Reinvestment of distributions	30	301
Increase	877	$10,316

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of investment operations) to December 31, 2007.

††  For the period June 23, 2008 (commencement of investment operations) to December 31, 2008.

Notes to Financial Statements (concluded)

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Global Fund, Inc. comprising Lord Abbett Developing Local Markets Fund and Lord Abbett Global Allocation Fund (formerly Equity Series) (the "Funds") as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian, brokers and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Global Fund, Inc. as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 25, 2009

Investments In Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2008, Global Allocation Fund's long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.75%
Lord Abbett Securities Trust – All Value Fund – Class I	7.73%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	9.93%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.62%
Lord Abbett Investment Trust – High Yield Fund – Class I	14.77%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.13%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	29.82%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	9.66%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	7.58%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2008, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	5.29%
Wells Fargo & Co.	5.18%
Bank of New York Mellon Corp. (The)	4.98%
Merrill Lynch & Co., Inc.	3.56%
Delta Air Lines, Inc.	3.45%
General Electric Co.	3.11%
Archer Daniels Midland Co.	2.88%
Goldman Sachs Group, Inc. (The)	2.81%
Exxon Mobil Corp.	2.72%
Coca-Cola Enterprises, Inc.	2.51%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	3.45%
Consumer Discretionary	17.45%
Consumer Staples	6.06%
Financial Services	39.60%
Healthcare	10.41%
Integrated Oils	4.84%
Materials & Processing	4.56%
Other	4.79%
Other Energy	3.21%
Technology	4.13%
Utilities	1.37%
Short-Term Investment	0.13%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – All Value Fund

Ten Largest Holdings	% of Investments
Archer Daniels Midland Co.	4.50%
Schering-Plough Corp.	3.54%
Pactiv Corp.	3.18%
Amgen, Inc.	2.85%
Abbott Laboratories	2.76%
DaVita, Inc.	2.64%
Kroger Co. (The)	2.62%
Bank of New York Mellon Corp. (The)	2.25%
Cullen/Frost Bankers, Inc.	2.21%
JPMorgan Chase & Co.	2.15%
Holdings by Sector*	% of Investments
Auto & Transportation	5.36%
Consumer Discretionary	7.02%
Consumer Staples	5.11%
Financial Services	14.55%
Healthcare	19.63%
Integrated Oils	0.78%
Materials & Processing	16.58%
Other	4.67%
Other Energy	6.71%
Producer Durables	7.94%
Technology	4.60%
Utilities	3.76%
Short-Term Investment	3.29%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.183%, 11/15/2037	1.73%
Federal National Mortgage Assoc., 2.875%, 12/11/2013	1.60%
Bank of America NA, 1.70%, 12/23/2010	1.57%
Morgan Stanley Capital I 2003-IQ4 A1, 3.27%, 5/15/2040	1.57%
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2, 4.38%, 10/15/2041	1.55%
LB-UBS Commercial Mortgage Trust 2004-C6 A2, 4.187%, 8/15/2029	1.53%
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1, 4.475%, 7/15/2041	1.44%
GS Mortgage Securities Corp. II 2005-GG4 A2, 4.475%, 7/10/2039	1.41%
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1, 5.233%, 3/10/2039	1.39%
Banc of America Commercial Mortgage, Inc. 2005-3 A2, 4.501%, 7/10/2043	1.35%
Holdings by Sector*	% of Investments
Agency	0.22%
Asset Backed	25.09%
Banking	6.22%
Basic Industry	0.02%
Capital Goods	0.63%
Consumer Non-Cyclical	0.58%
Energy	0.89%
Finance & Investment	4.47%
Foreign Sovereign	0.74%
Government Guaranteed	5.59%
Media	0.48%
Mortgage Backed	48.73%
Service Non-Cyclical	0.22%
Sovereign	0.57%
Technology & Electronics	0.38%
Telecommunications	1.65%
Short-Term Investment	3.52%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Northern Trust Corp.	2.18%
Express Scripts, Inc.	2.07%
ITC Holdings Corp.	1.86%
T. Rowe Price Group, Inc.	1.83%
Church & Dwight Co., Inc.	1.78%
Kohl's Corp.	1.56%
American Tower Corp. Class A	1.55%
Quest Diagnostics, Inc.	1.45%
PPL Corp.	1.44%
L-3 Communications Holdings, Inc.	1.43%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	1.59%
Consumer Discretionary	24.12%
Consumer Staples	6.75%
Financial Services	8.93%
Healthcare	17.45%
Integrated Oils	0.83%
Materials & Processing	6.94%
Other	1.09%
Other Energy	6.46%
Producer Durables	7.16%
Technology	13.21%
Utilities	4.36%
Short-Term Investment	1.11%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 9.125%, 11/15/2014	3.59%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1.92%
L-3 Communications Corp., 6.125%, 1/15/2014	1.84%
Edison Mission Energy, 7.75%, 6/15/2016	1.81%
El Paso Corp., 8.05%, 10/15/2030	1.77%
Inergy Finance LP, 8.25%, 3/1/2016	1.69%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.62%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	1.45%
Ball Corp., 6.625%, 3/15/2018	1.45%
Nalco Co., 8.875%, 11/15/2013	1.37%
Holdings by Sector*	% of Investments
Agency	0.01%
Asset Backed	0.48%
Banking	0.40%
Basic Industry	11.69%
Capital Goods	9.20%
Consumer Cyclical	5.95%
Consumer Non-Cyclical	6.43%
Energy	12.78%
Finance & Investment	0.22%
Insurance	6.53%
Media	0.14%
Services Cyclical	9.38%
Services Non-Cyclical	10.75%
Technology & Electronics	1.75%
Telecommunications	11.53%
Utility	8.79%
Short-Term Investment	3.97%
Total	100.00%

*A sector may comprise several industries

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
KDDI Corp.	2.98%
Deutsche Telekom AG	2.52%
Nintendo Co., Ltd.	2.44%
France Telecom SA	2.35%
Nippon Telegraph & Telephone Corp.	2.27%
Nestle SA	2.17%
Fresenius Medical Care AG & Co. KGaA	2.14%
BAE Systems plc	2.12%
Tullow Oil plc	2.06%
Teva Pharmaceutical Industries Ltd. ADR	2.00%
Holdings by Sector*	% of Investments
Consumer Discretionary	5.70%
Consumer Staples	18.91%
Energy	5.43%
Financials	21.65%
Healthcare	11.24%
Industrials	7.09%
Information Technology	7.07%
Materials	3.66%
Telecommunication Services	11.88%
Utilities	7.21%
Short-Term Investment	0.16%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Deutsche Telekom AG	2.66%
Imperial Tobacco Group plc	2.66%
France Telecom SA	2.23%
Bell Aliant Regional Communications Income Fund Unit	2.20%
OPAP SA	2.20%
Nintendo Co., Ltd.	2.19%
Vodafone Group plc	2.18%
Goodman Fielder Ltd.	2.14%
Vivendi SA	2.01%
TOTAL SA ADR	2.01%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	1.42%
Basic Industry	2.66%
Consumer Cyclical	2.20%
Consumer Discretionary	5.14%
Consumer Services	7.70%
Consumer Staples	7.03%
Energy	0.83%
Financial Services	20.25%
Healthcare	8.35%
Intergrated Oils	6.97%
Materials & Processing	4.07%
Other	4.08%
Producer Durables	5.13%
Technology	2.08%
Telecommunications	12.82%
Transportation	3.64%
Utilities	5.63%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Davide Campari-Milano SpA	2.94%
Fresenius Medical Care AG & Co. ADR	2.85%
FP Corp.	2.12%
Cobham plc	2.07%
Lihir Gold Ltd.	1.95%
Enagas SA	1.95%
Britvic plc	1.89%
Terna-Rete Elettrica Nationale SpA	1.86%
Nitori Co., Ltd.	1.85%
Rheinmetall AG	1.84%
Holdings by Sector*	% of Investments
Basic Materials	12.97%
Consumer Cyclical	8.29%
Consumer Non-Cyclical	11.62%
Diversified Financials	5.22%
Energy	6.88%
Healthcare	8.01%
Industrial Goods & Services	14.67%
Non-Property Financials	4.64%
Property & Property Services	3.18%
Technology	5.22%
Telecommunications	1.73%
Transportation	3.58%
Utilities	6.93%
Short-Term Investment	7.06%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Large Cap Core Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	3.89%
Wal-Mart Stores, Inc.	3.17%
AT&T, Inc.	2.71%
Monsanto Co.	2.47%
JPMorgan Chase & Co.	2.46%
Procter & Gamble Co.	2.32%
Microsoft Corp.	2.18%
Wells Fargo & Co.	2.18%
Aon Corp.	2.10%
Hewlett-Packard Co.	1.69%
Holdings by Sector*	% of Investments
Auto & Transportation	0.92%
Consumer Discretionary	13.37%
Consumer Staples	11.82%
Financial Services	16.99%
Healthcare	13.00%
Integrated Oils	7.46%
Materials & Processing	5.71%
Other	1.45%
Other Energy	2.16%
Producer Durables	4.27%
Technology	11.56%
Utilities	8.10%
Short-Term Investment	3.19%
Total	100.00%

*A sector may comprise several industries.

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's Company organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Company's investment adviser.

Interested Directors

The following Directors are partners of Lord Abbett and are "interested persons" of the Company as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995, Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Directors

The following independent or outside Directors ("Independent Directors") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush–O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1983	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Company	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1997.

Charles P. Massare, Jr. (1948)	Executive Vice President	Elected in 2008	Partner and Director of Risk Management, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1987.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Company	Length of Service of Current Position	Principal Occupation During Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Timothy F. Kearney (1958)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2008, formerly Senior Managing Director – Equity Research and Senior Economist, Bear Stearns.

Jerald M. Lanzotti (1967)	Vice President	Elected in 1997	Partner and Portfolio Manager, joined Lord Abbett in 1996.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Senior Vice President and General Counsel (1999 - 2005), and Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (2005 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Company's Directors. It is available free upon request.

Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord Abbett, considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to the Global Allocation Fund, the Board noted that it and the shareholders of the Fund in 2008 had approved a change in that Fund's investment objective from seeking long-term growth of capital (through security price appreciation) consistent with reasonable risk to seeking total return through capital appreciation and current income and changes in the Fund's fundamental investment restrictions to allow it to invest substantially all of its assets in other mutual funds. The Board further noted that effective July 1, 2008, the Fund converted to a fund of funds and implemented certain related changes, including a fifty basis point reduction in its contractual management fee. The Board noted that these changes had resulted in Lipper's classifying the Fund as a global large-cap core fund, but that Lord Abbett had requested that the Fund be classified as a global flexible fund. Accordingly, the Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of global large-cap core funds and the second consisting of global flexible funds. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of the first performance universe for the nine-month and one-year periods, and in the third quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper Global Large-Cap Core Index for the nine-month, one-year, and three-year periods and below that of the Index for the five-year and ten-year periods. The Board also observed that the investment performance of the Class A shares was in the fourth quintile of the second performance universe for the nine-month and one-year periods, in the third quintile in the three-year period, in the fourth quintile in the five-year period, and in the fifth quintile in the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Global Flexible Fund Index for the nine-month, one-year, and ten-year periods and higher than that of the Index for the three-year and five-year periods.

As to the Developing Local Markets Fund, the Board noted that in June 2007 the Fund changed its investment objective from seeking high current income consistent with reasonable risk, with capital appreciation as a secondary consideration, to seeking high total return, and changed its principal investment strategy from investing primarily in high-quality and investment grade debt securities of domestic and foreign companies to investing primarily in currencies of, and in fixed income instruments denominated in currencies of, developing markets. The Board noted that these changes had resulted in Lipper's changing the classification of the Fund from global income to emerging markets debt. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of the performance universe for the nine-month, one-year, and three-year periods and in the fifth quintile for the five-year and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper Emerging Markets Debt Fund Index for the nine-month, one-year, and three-year periods and lower than that of the Index for the five-year and ten-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the Global Allocation Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through April 30, 2009 that limited the total expense ratio of

Class A to more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class P to not more than 1.45%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%, and that Lord Abbett proposed to enter into a new management fee waiver agreement through April 30, 2010 and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board considered the management fees and total expenses of the Fund in comparison to three peer groups, the first consisting of funds of funds classified as global large-cap core, global flexible, global multi-cap core, or international multi-cap core funds, the second consisting of global large-cap core funds that are not funds of funds, and the third consisting of global large-cap and global multi-cap funds that are not funds of funds. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board observed that, taking into account these indirect expenses, for the period since the Fund's conversion to a fund of funds through September 30, 2008 the contractual management and administrative services fees were approximately eleven basis points above the median of the peer group and the actual management and administrative services fees were approximately six basis points below the median of the peer group. The Board observed that for the period since the Fund's conversion to a fund of funds through September 30, 2008 the total expense ratio of Class A was approximately thirty-one basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-six basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, and the total expense ratio of Class I was approximately twenty-four basis points below the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class R2 or Class R3 shares or an equivalent class of shares, so that Lipper had not provided an expense group comparison for those classes. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately five basis points higher. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to the Local Developing Markets Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class F to not more than 1.05%, the total expense ratio of Class I to not more than 0.95%, the total expense ratio of Class P to not more than 1.40%, the total expense ratio of Class R2 to not more than 1.55%, and the total expense ratio of Class R3 to not more than 1.45%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements to keep expenses at the same levels, which reimbursements it could end at any time. The Board observed that for the nine months ended September 30, 2008 the contractual management and administrative services fees were approximately twenty-two basis points below the median of the peer group and the actual management and administrative services fees were approximately nineteen basis points below the median of the peer group. The Board observed that for the nine months ended September 30, 2008 the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fifteen basis points below the median of the peer group, the total expense ratio of Class F was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class I was approximately twelve basis points below the median of the peer group, the total expense ratio of Class P was approximately eight basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-nine basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately fifty-two and seventeen basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund's Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

78.22% of the ordinary income distributions paid by the Global Allocation Fund during 2008 is qualified dividend income. For corporate shareholders, 29.20% of the Global Allocation Fund's ordinary income distributions qualified for the dividends received deduction.

Additionally, of the distributions paid by Global Allocation Fund to shareholders during the fiscal year ended December 31, 2008, $660,051 and $1,127,195, respectively, represent short-term and long-term capital gains.

For foreign shareholders, the percentages below reflect the portion of the ordinary income distributions paid by the Funds during the fiscal year ended December 31, 2008 that represent interest-related dividends:

Developing Local Markets Fund 35.20%

Global Allocation Fund 1.04%

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LAGF-3-1208

(2/08)

Item 2:                                                      Code of Ethics.

(a)                      In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended December 31, 2008 (the “Period”).

(b)                     Not applicable.

(c)                      The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                     The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                      Not applicable.

(f)                        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:                                                      Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                                                      Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2008 and 2007 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2008	2007
Audit Fees {a}	$72,000	$79,000
Audit-Related Fees	-0-	-0-
Total audit and audit-related fees	72,000	79,000
Tax Fees {b}	15,623	15,151
All Other Fees	- 0 -	- 0 -

Total Fees	$87,623	$94,151

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2008 and 2007 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees {a}	$155,939	$137,700

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2008 and 2007 were:

	Fiscal year ended:
	2008		2007
All Other Fees	$	- 0 -	$	- 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                                                      Audit Committee of Listed Registrants.

Not applicable.

Item 6:                                                      Investments.

Not applicable.

Item 7:                                                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                                      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                                      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:                                               Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:                                               Controls and Procedures.

(a)                      Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                                               Exhibits.

(a)(1)        Amendments to Code of Ethics — Not applicable.

(a)(2)        Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)        Not applicable.

(b)                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009